UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


                      USAA PRECIOUS METAL AND MINERALS FUND



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA PRECIOUS METALS AND MINERALS FUND
AUGUST 31, 2009












                                                                      (Form N-Q)

48049-1009                                   (c)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2009 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (94.9%)

               COMMON STOCKS (94.5%)

               GOLD (79.8%)

               AFRICAN GOLD COMPANIES (8.5%)
     1,660,000 AngloGold Ashanti Ltd. ADR                                                   $      63,777
     3,300,000 Gold Fields Ltd. ADR                                                                39,831
                                                                                          ---------------
                                                                                                  103,608
                                                                                          ---------------
               AUSTRALIAN GOLD COMPANIES (10.5%)
       600,000 Australian Solomons Gold Ltd., acquired 8/23/2006; cost $707*(a)                       159
    18,000,000 Lihir Gold Ltd. *                                                                   42,142
     2,100,000 Newcrest Mining Ltd.                                                                53,265
     5,700,000 Sino Gold Ltd. *                                                                    32,230
                                                                                          ---------------
                                                                                                  127,796
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (4.2%)
       880,000 Randgold Resources Ltd. ADR                                                         51,753
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (53.6%)
       300,000 Agnico-Eagle Mines Ltd.                                                             17,220
       700,000 Agnico-Eagle Mines Ltd. (b)                                                         40,180
     2,020,000 Allied Nevada Gold Corp. *                                                          16,342
       750,000 American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(a)                         58
     5,600,000 Aurizon Mines Ltd. *                                                                24,451
     2,400,000 Axmin, Inc., acquired 12/06/2006-6/03/2008; cost $1,806*(a)                            263
     1,080,000 Barrick Gold Corp.                                                                  37,476
    10,000,000 Centamin Egypt Ltd. *(b)                                                            13,519
     2,200,000 Centerra Gold, Inc. *                                                               12,962
     6,200,000 Eldorado Gold Corp. *                                                               63,798
     4,700,000 Gammon Gold, Inc. *                                                                 31,631
     1,860,000 Gold Wheaton Gold Corp., acquired 6/19/2008; cost $802*(a)                             365
     1,400,000 Goldcorp, Inc.                                                                      51,044
     7,400,000 Great Basin Gold Ltd. *(b)                                                          10,434
     5,000,000 Great Basin Gold Ltd. *                                                              7,034
     3,550,000 IAMGOLD Corp.                                                                       41,287
     2,000,000 Jinshan Gold Mines, Inc., acquired 12/07/2005; cost $864*(a)                         2,722
     2,000,000 Kinross Gold Corp.                                                                  37,900
       200,000 Metallic Ventures Gold, Inc., acquired 12/10/2002; cost $385*(a)                       144
     2,150,000 Minefinders Corp. Ltd. *(b)                                                         19,135
     1,872,100 Nautilus Minerals, Inc., acquired 2/02/2007-3/11/2009; cost $3,817*(a)               1,761
     4,900,000 New Gold, Inc. *(b)                                                                 16,650
       650,000 Newmont Mining Corp.                                                                26,124
       375,000 Northern Star Mining Corp., acquired 5/05/2006; cost $373*(a)                          163
     3,100,000 Osisko Mining Corp. *                                                               20,275
     4,900,000 Red Back Mining, Inc. *                                                             50,891
     1,109,950 Royal Gold, Inc.                                                                    44,043
     6,800,000 San Gold Corp. *                                                                    19,007
     2,200,000 Semafo, Inc., acquired 10/31/2006-6/17/2009; cost $3,485*(a)                         4,421

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1 | USAA Precious Metals and Minerals Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

     4,400,000 Yamana Gold, Inc.                                                            $      40,480
                                                                                          ---------------
                                                                                                  651,780
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (3.0%)
     1,430,000 Compania de Minas Buenaventura S.A. ADR                                             36,136
                                                                                          ---------------
               Total Gold (cost: $631,080)                                                        971,073
                                                                                          ---------------
               PLATINUM GROUP METALS (7.9%)
     2,525,000 Impala Platinum Holdings Ltd.                                                       59,007
     1,550,000 Lonmin plc                                                                          36,866
                                                                                          ---------------
               Total Platinum Group Metals (cost: $59,119)                                         95,873
                                                                                          ---------------
               SILVER (6.8%)
       300,000 Mines Management, Inc. *                                                               540
     1,350,000 Pan American Silver Corp. *                                                         26,244
     5,400,000 Silver Wheaton Corp. *                                                              55,944
                                                                                          ---------------
               Total Silver (cost: $92,734)                                                        82,728
                                                                                          ---------------
               Total Common Stocks (cost: $782,933)                                             1,149,674
                                                                                          ---------------

               WARRANTS (0.4%)

               GOLD (0.4%)

               NORTH AMERICAN GOLD COMPANIES (0.4%)
       150,000 Agnico-Eagle Mines Ltd. *                                                            3,488
       200,000 Axmin, Inc., acquired 6/12/2008; cost $0*(a)(c)                                         --
       930,000 Gold Wheaton Gold Corp., acquired 6/19/2008; cost $128*(a)                              34
     2,500,000 Great Basin Gold Ltd. *                                                                845
        85,250 New Gold, Inc., acquired 1/19/2007; cost $0*(a)(c)                                      --
       930,000 New Gold, Inc. *                                                                        25
       500,000 Osisko Mining Corp. *                                                                  845
                                                                                          ---------------
                                                                                                    5,237
                                                                                          ---------------
               Total Gold (cost: $363)                                                              5,237
                                                                                          ---------------
               SILVER (0.0%)

       150,000 Mines Management, Inc. * (cost  $0)                                                     43
                                                                                          ---------------
               Total Warrants (cost: $363)                                                          5,280
                                                                                          ---------------
               Total Equity Securities
               (cost: $783,296)                                                                 1,154,954
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (4.6%)

               MONEY MARKET FUNDS (4.6%)
    55,522,850 State Street Institutional Liquid Reserve Fund, 0.26% (d)                           55,523
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $55,523)                                                                     55,523
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

PRINCIPAL                                                                                          MARKET
AMOUNT                                                                                              VALUE
(000)          SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (1.1%)

               REPURCHASE AGREEMENTS (1.0%)
    $   11,300 Credit Suisse First Boston LLC, 0.21%, acquired on 8/31/2009 and due
                     9/01/2009 at $11,300 (collateralized by $11,530 of Federal Home
                     Loan Bank (e), 0.13%(f), due 10/28/2009; market value $11,528)       $        11,300
           500 Deutsche Bank Securities, Inc., 0.20%, acquired on 8/31/2009 and due
                     9/01/2009 at $500 (collateralized by $511 of Federal Home Loan
                     Bank (e), 0.10%(f), due 11/09/2009; market value $511)                           500
                                                                                          ---------------
               Total Repurchase Agreements                                                         11,800
                                                                                          ---------------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)

     1,755,494 BlackRock Provident Liquidity TempFund, 0.22%(d)                                     1,755
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $13,555)                                                                     13,555
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $852,374)                                         $     1,224,032
                                                                                          ===============


                                                  VALUATION HIERARCHY
                                                  -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
                                          ASSETS
                                                                                                    TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                      $     1,112,808  $        36,866  $            --  $       1,149,674
  WARRANTS                                     5,280               --               --              5,280
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          55,523               --               --             55,523
SHORT-TERM INVESTMENTS
PURCHASED WITH CASH
COLLATERAL FROM SECURITIES
LOANED:
  REPURCHASE AGREEMENTS                           --           11,800               --             11,800
  MONEY MARKET FUNDS                           1,755               --               --              1,755
---------------------------------------------------------------------------------------------------------
TOTAL                                $     1,175,366  $        48,666  $            -- $        1,224,032
---------------------------------------------------------------------------------------------------------


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3 | USAA Precious Metals and Minerals Fund

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NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has two classes of shares: Precious Metals and Minerals Fund Shares and Precious Metals and Minerals Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that

--------------------------------------------------------------------------------
                                           4 | Notes to Portfolio of Investments

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the Manager deems relevant, under valuation procedures approved by the Trust's
Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

--------------------------------------------------------------------------------
5 | USAA Precious Metals and Minerals Fund

--------------------------------------------------------------------------------

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2009, was approximately $13,179,000.

E. SUBSEQUENT EVENTS - Effective August 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2009, were $411,177,000 and $39,519,000, respectively, resulting in net unrealized appreciation of $371,658,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,216,485,000 at August 31, 2009, and, in total, may not

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 6

--------------------------------------------------------------------------------

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 87.8% of net assets at August 31, 2009.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2009, was $10,090,000, which represented 0.8% of the Fund's net assets.
(b)     The security or a portion thereof was out on loan as of August 31, 2009.
(c) Security was fair valued at August 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) Rate represents the money market fund annualized seven-day yield at August 31, 2009.
(e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*       Non-income-producing security.


--------------------------------------------------------------------------------
7 | USAA Precious Metals and Minerals Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.